UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):
[ ] is a restatement
[ ] adds new holdings entries

Name and Address of Institutional Investment Manager Filing this Report:
Wasatch Advisors, Inc.
150 Social Hall Avenue
Salt Lake City, UT 84111

13F File Number: None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
Name: Venice F. Edwards
Title: Compliance Officer
Phone Number: 801-533-0777

Signature, Place and Date of Signing:
Venice F. Edwards, Salt Lake City, UT, November 15, 1999

Report Type (check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: None

Form 13F Information Table Entry Total: 147

Form 13F Information Table Value Total: $974,549

List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN
------------------------------ ---------------- --------- -------- -------- --- ---- -------
Accrue Software Inc            COM              00437W102      643 28600.00 SH       SOLE
Active Voice Corp              COM              004938106     6080 386010.00SH       SOLE
Align-Rite International       COM              016251100      299 15900.00 SH       SOLE
America Service Group Inc.     COM              02364L109      459 34000.00 SH       SOLE
American Bank Note Holograph   COM              024377103      917 305800.00SH       SOLE
American Healthcorp Inc.       COM              02649V104      502 82000.00 SH       SOLE
American Software              COM              029683109      398 138500.00SH       SOLE
Americredit Corp.              COM              03060R101    35894 2402933.00SH      SOLE
Ameripath Inc                  COM              03071D109     6711 801265.00SH       SOLE
Amsurg Corporation - Class A   COM              03232P108    10143 1591038.00SH      SOLE
Amsurg Corporation - Class B   COM              03232P207     4395 703135.00SH       SOLE
Ansys Inc.                     COM              03662Q105      189 19100.00 SH       SOLE
Aspen Technologies Incorporate COM              045327103      129 13200.00 SH       SOLE
Astronics Corporation          COM              046433108      109 12800.00 SH       SOLE
Aware Inc./Mass                COM              05453N100      221  7700.00 SH       SOLE
Biosite Diagnostics Inc        COM              090945106     1410 155000.00SH       SOLE
Braun Consulting               COM              105651103      359 21600.00 SH       SOLE
Bright Horizons Family Solutio COM              109195107     3216 205825.00SH       SOLE
Building Materials Holding Cor COM              120113105     1462 146191.00SH       SOLE
CSG Systems International      COM              126349109     3841 140150.00SH       SOLE
Carey International            COM              141750109     1300 52000.00 SH       SOLE
Carriage Services              COM              143905107     4086 484250.00SH       SOLE
Centigram Communications       COM              152317103      492 45000.00 SH       SOLE
Charles River Associates Inc   COM              159852102     5795 207900.00SH       SOLE
Cohu, Inc.                     COM              192576106      591 28000.00 SH       SOLE
Concentrex Incorporated        COM              12525n100      310 31700.00 SH       SOLE
Concord EFS Inc.               COM              206197105     2298 111433.00SH       SOLE
Copart Inc.                    COM              217204106     4435 240525.00SH       SOLE
Corporate Express              COM              219888104      188 20000.00 SH       SOLE
Corvel Corportion              COM              221006109    10046 456650.00SH       SOLE
Covenant Transport Inc - Cl A  COM              22284P105     3185 208820.00SH       SOLE
Crossman Communities Inc       COM              22764E109      237 14500.00 SH       SOLE
Daisytek International Corpora COM              234053106     9263 658714.00SH       SOLE
Del Global Technologies Corpor COM              245073101      148 18800.00 SH       SOLE
Encore Wire Corporation        COM              292562105      133 14700.00 SH       SOLE
Expeditors Int'l Wash Inc.     COM              302130109    16766 522392.00SH       SOLE
Express Scripts Inc. Class A   COM              302182100    30531 390178.00SH       SOLE
F.Y.I. Incorporated            COM              302712104    16287 483484.00SH       SOLE
First Cash Financial Services  COM              31942D107    12585 1144060.00SH      SOLE
First Health Group Corp.       COM              320960107    25415 1132685.00SH      SOLE
GAINSCO Inc.                   COM              363127101      144 23300.00 SH       SOLE
Garden Fresh Restaurant Corp   COM              365235100      191 12500.00 SH       SOLE
Gentner Communications Corp.   COM              37245J105      237 29600.00 SH       SOLE
Global Imaging Systems         COM              37934A100      773 52000.00 SH       SOLE
Guitar Center Inc.             COM              402040109     1992 211100.00SH       SOLE
Gulf Island Fabrication        COM              402307102      218 16500.00 SH       SOLE
Hibbett Sporting Goods Inc.    COM              428565105     8678 529960.00SH       SOLE
I2 Technologies, Inc.          COM              465754109      322  8300.00 SH       SOLE
ICU Medical Inc.               COM              44930G107    30181 2012089.00SH      SOLE
InterCept Group, Inc.          COM              45845L107     2709 146433.00SH       SOLE
Interspeed Inc.                COM              46070w107      264 15000.00 SH       SOLE
Intl Integration Inc           COM              459698106     3296 100650.00SH       SOLE
Invitrogen                     COM              46185R100     3332 99100.00 SH       SOLE
JDS Uniphase                   COM              46612J101     2292 20137.85 SH       SOLE
Knight Transportation Inc.     COM              499064103    10044 692709.00SH       SOLE
Koala Corporation              COM              499866101      341 11100.00 SH       SOLE
Laboratory Corp of America Hld COM              50540R102      268 97400.00 SH       SOLE
Landmark Systems Corporation   COM              51506S100      195 24000.00 SH       SOLE
Laser Vision Centers Inc       COM              51807H100      490 34900.00 SH       SOLE
Logility Inc                   COM              54140Y103       48 13000.00 SH       SOLE
MMC Networks Inc.              COM              55308N102     6364 204065.00SH       SOLE
Marinemax Inc                  COM              567908108     3373 337290.00SH       SOLE
Maxwell Shoe Company Inc-Cl A  COM              577766108      597 67700.00 SH       SOLE
Medquist Inc                   COM              584949101     5526 165250.00SH       SOLE
Men's Wearhouse Inc.           COM              587118100    16677 775663.00SH       SOLE
Metris Companies               COM              591598107     3522 119375.00SH       SOLE
Micrel Incorporated            COM              594793101    21030 484838.00SH       SOLE
Microchip Technology Inc.      COM              595017104    19114 372052.00SH       SOLE
Microfinancial Inc.            COM              595072109     2472 227350.00SH       SOLE
Minntech Corp                  COM              604258103      812 79200.00 SH       SOLE
Monro Muffler Brake Inc.       COM              610236101      142 21200.00 SH       SOLE
Motor Cargo Industries         COM              619907108      205 29800.00 SH       SOLE
Myraid Genetics Inc.           COM              62855J104     4552 267765.00SH       SOLE
Nanometrics Inc.               COM              630077105      598 66500.00 SH       SOLE
National Dentex Corporation    COM              63563H109    21040 1233115.00SH      SOLE
National Health Investors Inc  COM              63633D104     9561 581671.00SH       SOLE
National Inforamtion Consortiu COM              636491102      617 25000.00 SH       SOLE
Nautica Enterprises            COM              639089101     2189 135741.00SH       SOLE
Navigant Consulting Inc.       COM              63935N107    15881 342445.00SH       SOLE
Netopia                        COM              64114K104      263  6600.00 SH       SOLE
Nova Corp.                     COM              669784100    12055 482199.14SH       SOLE
Novamed                        COM              66986W108      264 25900.00 SH       SOLE
O Charley's Inc.               COM              670823103     3862 261812.00SH       SOLE
O'Reilly Automotive Inc.       COM              686091109    41765 876380.00SH       SOLE
On Assignment Incorporated     COM              682159108     7070 294575.00SH       SOLE
Orthodontic Centers of America COM              68750P103    14056 806102.00SH       SOLE
PCD, Inc.                      COM              69318P106     7819 992950.00SH       SOLE
PJ America Inc.                COM              72585Q104      296 14175.00 SH       SOLE
Pediatrix Medical Group        COM              705324101    36231 2611215.00SH      SOLE
Pegasus Systems                COM              705906105     4570 121875.00SH       SOLE
Peregrine Systems              COM              71366Q101      754 18500.00 SH       SOLE
Pericom Semiconductor Corporat COM              713831105     7401 497560.00SH       SOLE
Physicians Resource Group      COM              71941S101      448 574700.00SH       SOLE
Pier 1 Imports                 COM              720279108      131 19900.00 SH       SOLE
Pillowtex Corp                 COM              721501104       89 11900.00 SH       SOLE
Pinnacle Systems Inc.          COM              723481107     4068 96000.00 SH       SOLE
Polycom Inc                    COM              73172K104     6912 145035.00SH       SOLE
Power Integrations Inc         COM              739276103     2040 29460.00 SH       SOLE
Power-One Inc                  COM              739308104     2672 104800.00SH       SOLE
Powertel Inc.                  COM              73936C109    12210 221745.00SH       SOLE
Printrak International         COM              742574106      995 142100.00SH       SOLE
ProBusiness Services Inc       COM              742674104      322 12000.00 SH       SOLE
Provant Inc.                   COM              743724106     6227 386150.00SH       SOLE
QRS Corp                       COM              74726x105    21991 342943.00SH       SOLE
Quintiles Transnational Corp.  COM              748767100     4777 250992.00SH       SOLE
RF Industries Ltd              COM              749552105      151 84700.00 SH       SOLE
RTW Incorporated               COM              74974R107     2368 411875.00SH       SOLE
RWD Techologies Inc.           COM              74975B101      122 15500.00 SH       SOLE
Racing Champions Corporation   COM              750069106      202 35500.00 SH       SOLE
Rainbow Rentals Inc            COM              750857104     3233 349500.00SH       SOLE
RemedyTemp Inc.                COM              759549108     1472 102415.00SH       SOLE
Rent-A-Center Inc.             COM              76009N100    32168 1727134.00SH      SOLE
Rent-Way Incorporated          COM              76009U104     7229 380486.00SH       SOLE
Rescare Inc.                   COM              760943100     2689 158200.00SH       SOLE
Roberts Pharmaceutical Corpora COM              770491108     2018 66700.00 SH       SOLE
SCP Pool Corporation           COM              784028102    15440 657041.00SH       SOLE
SDL Incorporated               COM              784076101    11690 153189.00SH       SOLE
Sanmina Corporation            COM              800907107    12112 156536.01SH       SOLE
Semtech Corporation            COM              816850101     1758 48000.00 SH       SOLE
Signature Eyewear Inc          COM              826918104      852 231000.00SH       SOLE
Smithway Motor Express         COM              832653109     1006 135300.00SH       SOLE
Softworks                      COM              83404P102       77 15000.00 SH       SOLE
Startek                        COM              85569C107     4116 75000.00 SH       SOLE
Sunstone Hotel Investors Inc.  COM              867933103     2836 324134.00SH       SOLE
Supertex Inc.                  COM              868532102    12852 787850.00SH       SOLE
Sykes Enterprises Inc.         COM              871237103     1496 60600.00 SH       SOLE
Synopsys Inc.                  COM              871607107    47083 838428.00SH       SOLE
Techne Corporation             COM              878377100    66137 2107945.00SH      SOLE
TenFold Corp                   COM              88033A103      450 17000.00 SH       SOLE
The Finish Line Inc - Class A  COM              317923100      284 32500.00 SH       SOLE
Transport Corp of America      COM              89385P102      897 69000.00 SH       SOLE
Travis Boats & Motors Inc.     COM              894363100     5354 556297.00SH       SOLE
U.S. Physical Therapy          COM              90337L108      117 15100.00 SH       SOLE
US Cellular Corp               COM              911684108    15946 234495.00SH       SOLE
USA Truck Incorporated         COM              902925106     1804 201875.00SH       SOLE
USANA Inc.                     COM              90328M107     4469 606025.00SH       SOLE
Vari-L Company Inc             COM              922150107      949 93700.00 SH       SOLE
Vitesse Semiconductors Corp.   COM              928497106     1332 15600.00 SH       SOLE
Whitehall Jewelers Inc.        COM              965063100    42515 1478797.00SH      SOLE
Wilmar Industries              COM              971426101     9870 766630.00SH       SOLE
World Acceptance Corporation   COM              981419104    13712 2551036.00SH      SOLE
Young Innovations Inc          COM              987520103     5438 391900.00SH       SOLE
Zebra Technologies Corp.       COM              989207105    16299 358476.00SH       SOLE
ASM Lithography Holding NV     NY SHS           N07059111     1361 20300.00 SH       SOLE
Aramex International Ltd.      ORD              G04450105      836 94200.00 SH       SOLE
Cinar Corporation              LTD VTG SHS      171905300     2095 69265.00 SH       SOLE
Shire Pharmaceuticals Group    SPONSORED ADR    82481R106      671 23300.00 SH       SOLE
TLC The Laser Center           COM              872934104     7391 300160.00SH       SOLE